Schedule of class A common stock reconciliation (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Class of Stock [Line Items]
Temporary equity, shares outstanding (in shares)	812,715	1,848,503	1,848,503
Temporary equity, stock issued during period, shares, new issues		10,326,000
Proceeds from Issuance Initial Public Offering value		$ 103,260,000
Proceeds from Issuance of Warrants		(9,190,140)
Temporary equity, issuance costs		(6,791,909)
Extension redemptions on November 29, 2022 (in shares)	(1,035,788)		(8,477,497)
Temporary Equity Extension to Redemption Value Adjustment	$ (11,233,821)		$ (87,541,322)
Temporary Equity, Accretion to Redemption Value, Adjustment	$ 849,317	$ 17,014,649	$ 2,668,274
Common Class A Subject to Redemption [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding (in shares)	812,715	10,326,000	1,848,503
Temporary equity, carrying amount, attributable to parent	$ 9,035,048	$ 104,292,600	$ 19,419,552